Related Party Information (Details) (Fiat Group and Joint Ventures [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fiat Group and Joint Ventures [Member]
Summarizes CNH's sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures
Sales to affiliated companies and joint ventures	$ 350	$ 309	$ 204
Purchase of materials, production parts, merchandise and services	1,882	1,388	895
Finance and interest income	$ 26	$ 31	$ 44